Balance Sheet Components (Schedule of Property, Plant and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 16,326	$ 12,077
Less accumulated depreciation and amortization	(9,828)	(6,990)
Total property and equipment, net	6,498	5,087
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	13,528	9,427
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	963	841
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,835	$ 1,809